Property, equipment, and right of use assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Property and equipment
Property, plant and equipment at beginning of period	$ 33,497,000	$ 23,506,000
Transfers from inventory	29,279,000	17,797,000
Property, plant and equipment at end of period	53,405,000	33,497,000
Payment made in cash to acquire rental equipment	6,852,000	9,161,000
Rental equipment
Property and equipment
Property, plant and equipment at beginning of period	20,496,000	14,727,000
Property, plant and equipment at end of period	30,282,000	20,496,000
Office furniture and fixtures
Property and equipment
Property, plant and equipment at beginning of period	259,000	99,000
Property, plant and equipment at end of period	939,000	259,000
Land
Property and equipment
Property, plant and equipment at beginning of period	160,000
Property, plant and equipment at end of period	160,000	160,000
Buildings and leasehold improvements
Property and equipment
Property, plant and equipment at beginning of period	1,835,000	1,067,000
Property, plant and equipment at end of period	2,267,000	1,835,000
Right of use assets, Vehicles
Property and equipment
Property, plant and equipment at beginning of period	2,658,000	2,540,000
Property, plant and equipment at end of period	4,237,000	2,658,000
Right of use assets, Real estate
Property and equipment
Property, plant and equipment at beginning of period	8,089,000	5,073,000
Property, plant and equipment at end of period	15,520,000	8,089,000
Equipment loans | Rental equipment
Property and equipment
Equipment loans obtained to acquire rental equipment	22,419,000	9,602,000
Payment made in cash to acquire rental equipment	6,860,000	8,195,000
Gross receivable
Property and equipment
Property, plant and equipment at beginning of period	57,147,000	45,051,000
Transfers from inventory	29,279,000	17,797,000
Additions	10,285,000	2,836,000
Acquisitions	15,309,000	10,133,000
Disposals and write offs	(18,052,000)	(18,670,000)
Property, plant and equipment at end of period	93,968,000	57,147,000
Gross receivable | Rental equipment
Property and equipment
Property, plant and equipment at beginning of period	36,941,000	31,146,000
Transfers from inventory	29,279,000	17,797,000
Acquisitions	9,452,000	3,952,000
Disposals and write offs	(13,989,000)	(15,954,000)
Property, plant and equipment at end of period	61,683,000	36,941,000
Gross receivable | Office furniture and fixtures
Property and equipment
Property, plant and equipment at beginning of period	449,000	482,000
Additions	11,000	11,000
Acquisitions	820,000	218,000
Disposals and write offs	(156,000)	(262,000)
Property, plant and equipment at end of period	1,124,000	449,000
Gross receivable | Land
Property and equipment
Property, plant and equipment at beginning of period	160,000
Additions		20,000
Acquisitions		140,000
Property, plant and equipment at end of period	160,000	160,000
Gross receivable | Buildings and leasehold improvements
Property and equipment
Property, plant and equipment at beginning of period	2,431,000	1,498,000
Additions	90,000	191,000
Acquisitions	546,000	802,000
Disposals and write offs	(20,000)	(60,000)
Property, plant and equipment at end of period	3,047,000	2,431,000
Gross receivable | Right of use assets, Vehicles
Property and equipment
Property, plant and equipment at beginning of period	4,780,000	4,175,000
Additions	2,246,000	508,000
Acquisitions	931,000	1,274,000
Disposals and write offs	(1,230,000)	(1,177,000)
Property, plant and equipment at end of period	6,727,000	4,780,000
Gross receivable | Right of use assets, Real estate
Property and equipment
Property, plant and equipment at beginning of period	12,386,000	7,750,000
Additions	7,938,000	2,106,000
Acquisitions	3,560,000	3,747,000
Disposals and write offs	(2,657,000)	(1,217,000)
Property, plant and equipment at end of period	21,227,000	12,386,000
Accumulated depreciation/amortization
Property and equipment
Property, plant and equipment at beginning of period	(23,650,000)	(21,545,000)
Depreciation	34,965,000	20,452,000
Disposals and write offs	18,052,000	18,347,000
Property, plant and equipment at end of period	(40,563,000)	(23,650,000)
Accumulated depreciation/amortization | Rental equipment
Property and equipment
Property, plant and equipment at beginning of period	(16,445,000)	(16,419,000)
Depreciation	28,945,000	15,980,000
Disposals and write offs	13,989,000	15,954,000
Property, plant and equipment at end of period	(31,401,000)	(16,445,000)
Accumulated depreciation/amortization | Office furniture and fixtures
Property and equipment
Property, plant and equipment at beginning of period	(190,000)	(383,000)
Depreciation	151,000	66,000
Disposals and write offs	156,000	259,000
Property, plant and equipment at end of period	(185,000)	(190,000)
Accumulated depreciation/amortization | Buildings and leasehold improvements
Property and equipment
Property, plant and equipment at beginning of period	(596,000)	(431,000)
Depreciation	204,000	191,000
Disposals and write offs	20,000	26,000
Property, plant and equipment at end of period	(780,000)	(596,000)
Accumulated depreciation/amortization | Right of use assets, Vehicles
Property and equipment
Property, plant and equipment at beginning of period	(2,122,000)	(1,635,000)
Depreciation	1,598,000	1,477,000
Disposals and write offs	1,230,000	990,000
Property, plant and equipment at end of period	(2,490,000)	(2,122,000)
Accumulated depreciation/amortization | Right of use assets, Real estate
Property and equipment
Property, plant and equipment at beginning of period	(4,297,000)	(2,677,000)
Depreciation	4,067,000	2,738,000
Disposals and write offs	2,657,000	1,118,000
Property, plant and equipment at end of period	$ (5,707,000)	$ (4,297,000)